Common Stock (Changes in Number of Issued Shares of Common Stock) (Detail) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Class of Stock [Line Items]
Balance at beginning of fiscal year	24,621,897,967	24,263,885,187	24,164,864,477
Issuance of new shares of common stock due to conversion of Eleventh series class XI preferred stock	403,667,690	351,822,780	99,020,710
Issuance of new shares of common stock due to exercise of stock acquisition rights	4,960,000	6,190,000
Balance at end of fiscal year	25,030,525,657	24,621,897,967	24,263,885,187